Inventories	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventories
3.	Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2014	2015
Finished products	495,865	468,408
Work in process	85,361	96,700
Raw materials, purchased components and supplies	152,717	100,324

Inventories	733,943	665,432